PENSION AND OTHER POSTRETIREMENT BENEFIT PLANS (Assumptions Used to Determine Net Periodic Benefit Cost) (Details)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
United States Pension Plan of US Entity, Defined Benefit [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Discount rate	3.75%	4.50%	3.75%
Expected (long-term) return on plan assets	7.25%	7.00%	6.75%
Rate of future compensation increases
Other Benefits [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Discount rate	4.00%	5.00%	4.00%
Rate of future compensation increases